INVESTMENTS IN SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES - Additional information (Detail) - ARS ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Total	$ 517,648,489	$ 479,636,814